Reserves - Changes In Valuation Gain (Loss) On Financial Assets At FVOCI (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reserves within equity [Line Items]
Balance at January 1	₩ (373,442)	₩ (234,727)
Balance at December 31	(329,576)	(373,442)
Valuation gain (loss) on financial assets at FVOCI [member]
Disclosure of reserves within equity [Line Items]
Balance at January 1	(124)	99,407
Amount recognized as other comprehensive loss during the year, net of taxes	(18,472)	(117,514)
Amount reclassified to retained earnings, net of taxes	(28,490)	17,983
Balance at December 31	₩ (47,086)	₩ (124)